Trade payables and accruals (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Trade payables	€ 12,639	€ 17,564
Accrued expenses	22,883	26,739
TOTAL	35,522	44,303
Less non-current portion	0	0
CURRENT PORTION	€ 35,522	€ 44,303